JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H, Q, AND W

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated June 28, 2022 to PROSPECTUSES dated April 25, 2022

Change to Premium Tax Table

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, WEALTHMARK ML3 VARIABLE ANNUITY, GUARANTEED INCOME FOR LIFE ROLLOVER VARIABLE ANNUITY IRA, GUARANTEED INCOME FOR LIFE SELECT IRA ROLLOVER VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY, VENTURE® 4 VARIABLE ANNUITY, VENTURE® 4 SERIES VARIABLE ANNUITY and VENTURE® 7 SERIES VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) (the “Contracts”). It supplements the prospectus dated April 25, 2022 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

The “Charges and Deductions” section of the Annuity Prospectus is revised to reflect the Colorado premium tax rate in the “Premium Taxes” table:

	Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
CO	0.00%	2.00%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WY	0.00%	1.00%

[1]	Based on the state of residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”

You should retain this Supplement for future reference.

Supplement dated June 28, 2022

06/22:VAPS68	333-70728	333-172473
	333-70730	333-172476
	333-70850	333-149422
	333-71072	333-167018
	333-71074	033-79112
	333-149421	333-83558
	333-167019	333-164147
	333-162245	333-164145
333-146591